ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - $ / shares			16 Months Ended
	Aug. 26, 2025	Aug. 25, 2025	Oct. 28, 2025
Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares subscribed			13,708,428
Subscription Agreement [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Increase decrease in equity method interest			24.90%
Subscription Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Increase decrease in equity method interest			62.50%
Subscription Agreement [Member] | Smart Minds Holdings Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Subscription share price			$ 0.1158
Sale And Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares subscribed	354	354
Sale And Purchase Agreement [Member] | Time Express Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest		100.00%